Jacob Small Cap Growth Fund
Schedule of Investments (+)
November 30, 2020 (Unaudited)

Shares			Value
		COMMON STOCKS - 99.6%
		Biological Products, (No Diagnostic Substances) - 7.4%
34,000		Aerie Pharmaceuticals, Inc. *	$421,940
5,800		Krystal Biotech, Inc. *	318,652
8,500		Mesoblast Ltd. - ADR *^	128,265
32,000		Precision BioSciences, Inc. *	399,040
			1,267,897
		Blank Checks - 5.2%
14,000		Insu Acquisition Corp II - Class A *	179,200
60,000		Triterras, Inc. - Class A *^	714,600
			893,800
		Business Services - 8.6%
56,000		OptimizeRx Corp. *	1,479,520
		Calculating and Accounting Machines (No Electronic Computers) - 2.2%
43,600		USA Technologies, Inc. *	370,600
		Chemical and Fertilizer Mineral Mining - 1.3%
27,800		Nexa Resources SA ^	219,064
		Computer Peripheral Equipment - 3.4%
44,700		Immersion Corp. *	382,632
4,700		Impinj, Inc. *	196,413
			579,045
		Computer Programming, Data Processing, Etc. - 4.8%
39,000		SVMK, Inc. *	829,920
		Eating Places - 0.4%
1,000		BJ's Restaurants, Inc. *	33,030
800		Cheesecake Factory, Inc.	29,984
			63,014
		Family Clothing Stores - 4.3%
30,000		American Eagle Outfitters, Inc.	539,700
7,600		Urban Outfitters, Inc. *	208,088
			747,788
		Industrial Organic Chemicals - 7.6%
70,046		Codexis, Inc. *	1,297,252
		Medical Laboratories - 1.2%
3,617		CareDx, Inc. *	206,784
		Metal Mining - 1.1%
140,000		Western Copper & Gold Corp. *^	182,000
		Miscellaneous Business Services - 0.6%
1,400		NV5 Global, Inc. *	102,340
		Patent Owners & Lessors - 10.5%
40,000		Digital Turbine, Inc. *	1,799,200
		Personal Services - 2.8%
15,200		Yelp, Inc. - Class A *	485,488
		Pharmaceutical Preparations - 18.4%
10,000		Apellis Pharmaceuticals, Inc. *	471,400
6,400		Arcturus Therapeutics Holdings, Inc. *	587,264
16,634		Esperion Therapeutics, Inc. *	471,075
48,500		Harrow Health, Inc. *	278,875
22,000		Heron Therapeutics, Inc. *	381,260
18,000		Ideaya Biosciences, Inc. *	250,920
43,500		NeuBase Therapeutics, Inc. *	333,645
32,900		Omeros Corp. *	381,311
			3,155,750
		Prepackaged Software - 2.9%
47,792		Inspired Entertainment, Inc. *	317,817
5,100		Tabula Rasa HealthCare, Inc. *	175,746
			493,563
		Radio, Television, and Publishers' Advertising Representatives - 1.6%
14,400		Yext, Inc. *	273,744
		Real Estate - 3.1%
138,050		Leju Holdings Ltd. - ADR *^	305,091
10,670		Rafael Holdings, Inc. - Class B *	228,551
			533,642
		Semiconductors and Related Devices - 1.1%
4,700		CEVA, Inc. *	184,616
		Surgical and Medical Instruments and Apparatus - 11.1%
130,800		Alphatec Holdings, Inc. *	1,373,400
53,350		iCAD, Inc. *	534,567
			1,907,967
		TOTAL COMMON STOCKS (Cost $9,696,651)	17,072,994
		MONEY MARKET FUND - 0.3%
51,951		First American Government Obligations Fund - Class X, 0.05% (a)	51,951
		TOTAL MONEY MARKET FUND (Cost $51,951)	51,951
		TOTAL INVESTMENTS (Cost $9,748,602) - 99.9%	17,124,945
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	12,447
		TOTAL NET ASSETS - 100.0%	$17,137,392

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.
	ADR	American Depositary Receipt.
	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of November 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$3,155,750	$-	$-	$3,155,750
Surgical and Medical Instruments and Apparatus	1,907,967	-	-	1,907,967
Patent Owneres & Lessors	1,799,200	-	-	1,799,200
Business Services	1,479,520	-	-	1,479,520
Industrial Organic Chemicals	1,297,252	-	-	1,297,252
Biological Products, (No Diagnostic Substances)	1,267,897	-	-	1,267,897
Blank Checks	893,800	-	-	893,800
Computer Programming, Data Processing, Etc.	829,920	-	-	829,920
Family Clothing Stores	747,788	-	-	747,788
Computer Peripheral Equipment	579,045	-	-	579,045
Real Estate	533,642	-	-	533,642
Prepackaged Software	493,563	-	-	493,563
Personal Services	485,488	-	-	485,488
Calculating and Accounting Machines (No Electronic Computers)	370,600	-	-	370,600
Radio, Television, and Publishers' Advertising Representatives	273,744	-	-	273,744
Chemical and Fertilizer Mineral Mining	219,064	-	-	219,064
Medical Laboratories	206,784	-	-	206,784
Semiconductors and Related Devices	184,616	-	-	184,616
Metal Mining	182,000	-	-	182,000
Miscellaneous Business Services	102,340	-	-	102,340
Eating Places	63,014	-	-	63,014
Total Common Stocks	17,072,994	-	-	17,072,994

Short Term Investment
Money Market Fund	51,951	-	-	51,951

Total Investments in Securities	$17,124,945	$-	$-	$17,124,945